N-2 - USD ($)				3 Months Ended
		Sep. 23, 2026	Aug. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001788399
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-297179
Investment Company Act File Number		811-23476
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		11
Entity Registrant Name		DOUBLELINE YIELD OPPORTUNITIES FUND
Entity Address, Address Line One		2002 North Tampa Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Tampa
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33602
City Area Code		813
Local Phone Number		791-7333
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Percentage of Offering Price

Sales Load Paid by Investors(1)	[ ]%

Offering Expenses Borne by the Fund (2)	[ ]%

Dividend Reinvestment Plan Fees(3)	None

(1) In the event that the Common Shares to which this Prospectus relates are sold to or through agents, underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load or commission.
(2) The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
(3) You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Net Assets Attributable to Common Shares

Management Fees(4)(7)	1.61%

Interest Expense on Borrowed Funds(5)	1.00%

Other Expenses(6)	0.13%

Acquired Fund Fees and Expenses(7)	0.01%

Total Annual Expenses	2.75%

Fee Waiver	(0.02)%

Total Annual Expenses After Waiver	2.73%
(4) The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.35% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage. “Total managed assets” means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings).
(5) Interest Expense on Borrowed Funds represents the Fund’s annualized interest expense based on the Fund’s total borrowings as of March 31, 2026 and the interest rate applicable on that date. The Fund’s credit facility is subject to floating interest rates and, therefore, the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings, variations in market interest rates and/or the Fund’s borrowings outstanding. If the Fund were to engage in greater levels of borrowings or pay higher interest rates in connection with such borrowings, the actual Interest Expense on Borrowed Funds incurred as a percentage of net assets would be higher than that shown in the table.
(6) Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2026.
(7) Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year ending September 30, 2026. When the Fund invests in other DoubleLine funds (as defined herein), DoubleLine has contractually agreed to waive its advisory fee in an amount equal to the advisory fees paid by the other DoubleLine funds in respect of Fund assets so invested. DoubleLine waived advisory fees in the amount of 0.02% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the period ended March 31, 2026. This waiver agreement will apply until at least October 1, 2027, except that it may be terminated at any time with the consent of the Board of Trustees.

Management Fees [Percent]	[4],[5]	1.61%
Interest Expenses on Borrowings [Percent]	[6]	1.00%
Acquired Fund Fees and Expenses [Percent]	[4]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.13%
Total Annual Expenses [Percent]		2.75%
Waivers and Reimbursements of Fees [Percent]		(0.02%)
Net Expense over Assets [Percent]		2.73%
Expense Example [Table Text Block]
EXAMPLE
As required by relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (a) the Fund’s total annual expenses are 2.73% of net assets attributable to Common Shares in years 1 through 10 (assuming the Fund obtains leverage through borrowings in an amount equal to 16.13% of the Fund’s total managed assets) and (b) a 5% annual return(1):

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$28	$85	$144	$306

(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.

Expense Example, Year 01	[8]	$ 28
Expense Example, Years 1 to 3	[8]	85
Expense Example, Years 1 to 5	[8]	144
Expense Example, Years 1 to 10	[8]	$ 306
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of borrowings (e.g., loans, lines of credit) in an amount equal to 16.13% of the Fund’s total managed assets and 19.23% of the Fund’s total net assets (with respect to each percentage, including the amounts of leverage obtained through the use of such instruments and/or borrowings), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentage above does not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments (where applicable). The extent of the Fund’s assets attributable to leverage, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these figures over time.
Other Expenses, Note [Text Block]		Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.35% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage. “Total managed assets” means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings).
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year ending September 30, 2026. When the Fund invests in other DoubleLine funds (as defined herein), DoubleLine has contractually agreed to waive its advisory fee in an amount equal to the advisory fees paid by the other DoubleLine funds in respect of Fund assets so invested. DoubleLine waived advisory fees in the amount of 0.02% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the period ended March 31, 2026. This waiver agreement will apply until at least October 1, 2027, except that it may be terminated at any time with the consent of the Board of Trustees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The information contained under the following heading in the Fund’s most recent annual report on Form N-CSR is incorporated herein by reference: “Investment Objective and Strategies—Investment Objective.”
Principal Investment Strategies
The information contained under the following headings in the Fund’s most recent annual report on Form N-CSR is incorporated herein by reference: “Investment Objective and Strategies—Principal Investment Strategies”; “Investment Objective and Strategies—Note Regarding Investment Limitations;” and “Investment Objective and Strategies—Derivatives.”

Risk Factors [Table Text Block]
PRINCIPAL RISK FACTORS
The NAV and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks of investing in the Fund
The information contained under the heading “Investment Objective and Strategies––Principal Risk Factors” in the Fund’s most recent annual report on Form N-CSR is incorporated herein by reference.
Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risks associated with such offering.

Effects of Leverage [Text Block]
Effects of Leverage
The information contained under the heading “Investment Objective and Strategies––Effects of Leverage” in the Fund’s most recent annual report on Form N-CSR is incorporated herein by reference.

Share Price [Table Text Block]
The Common Shares have traded both at a premium and a discount to NAV. The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low net asset value per Common Share and the high and low premium/discount to net asset value per Common Share.

Quarter	Common Share Market Price		Common Share Net Asset Value		Premium (Discount) as a % of Net Asset Value(1)

Date	High	Low	High	Low	High	Low

June 30, 2026	$14.29	$13.74	$15.30	$15.07	(6.60)%	(8.83)%

March 31, 2026	$14.97	$13.51	$15.69	$15.00	(4.59)%	(9.93)%

December 31, 2025	$15.20	$14.29	$15.97	$15.55	(4.82)%	(8.10)%

September 30, 2025	$15.65	$15.08	$16.07	$15.74	(2.61)%	(4.19)%

June 30, 2025	$16.11	$14.45	$15.90	$15.36	1.32%	(5.92)%

March 31, 2025	$16.38	$15.80	$16.19	$15.88	1.17%	(0.50)%

December 31, 2024	$16.56	$15.64	$16.41	$15.98	0.91%	(2.13)%

September 30, 2024	$16.79	$15.67	$16.45	$15.95	2.07%	(1.76)%

June 30, 2024	$15.97	$15.04	$16.14	$15.81	(1.05)%	(4.87)%

March 31, 2024	$15.94	$14.70	$16.21	$15.70	(1.67)%	(6.37)%

December 31, 2023	$15.05	$13.65	$15.78	$14.67	(4.63)%	(6.95)%
(1) Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Common Shareholders are entitled to share equally in dividends declared by the Board and in the net assets of the Fund available for distribution to Common Shareholders after payment of the preferential amounts payable to any outstanding preferred shares of beneficial interest. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]		Common Shareholders are entitled to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, Bylaws, or required by applicable law.
Security Liquidation Rights [Text Block]		Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among the Common Shareholders.
Security Preemptive and Other Rights [Text Block]		Common Shares are fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and have no pre-emptive or conversion rights or rights to cumulative voting, and have no right to cause the Fund to repurchase their shares.
Outstanding Securities [Table Text Block]
As of August 31, 2026, the following number of Common Shares of the Fund was authorized for registration and outstanding:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown under(3)
Common Shares	Unlimited	0	48,539,058

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2002 North Tampa Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Tampa
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33602
Contact Personnel Name		Ronald R. Redell
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 13.74	$ 13.51	$ 14.29	$ 15.08	$ 14.45	$ 15.8	$ 15.64	$ 15.67	$ 15.04	$ 14.7	$ 13.65
Highest Price or Bid				14.29	14.97	15.2	15.65	16.11	16.38	16.56	16.79	15.97	15.94	15.05
Lowest Price or Bid, NAV				15.07	15	15.55	15.74	15.36	15.88	15.98	15.95	15.81	15.7	14.67
Highest Price or Bid, NAV				$ 15.3	$ 15.69	$ 15.97	$ 16.07	$ 15.9	$ 16.19	$ 16.41	$ 16.45	$ 16.14	$ 16.21	$ 15.78
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(6.60%)	(4.59%)	(4.82%)	(2.61%)	1.32%	1.17%	0.91%	2.07%	(1.05%)	(1.67%)	(4.63%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(8.83%)	(9.93%)	(8.10%)	(4.19%)	(5.92%)	(0.50%)	(2.13%)	(1.76%)	(4.87%)	(6.37%)	(6.95%)
Share Price			$ 13.87
NAV Per Share			$ 15.07
Latest Premium (Discount) to NAV [Percent]			7.96%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			48,539,058

[1]	In the event that the Common Shares to which this Prospectus relates are sold to or through agents, underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load or commission.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
[4]	Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year ending September 30, 2026. When the Fund invests in other DoubleLine funds (as defined herein), DoubleLine has contractually agreed to waive its advisory fee in an amount equal to the advisory fees paid by the other DoubleLine funds in respect of Fund assets so invested. DoubleLine waived advisory fees in the amount of 0.02% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the period ended March 31, 2026. This waiver agreement will apply until at least October 1, 2027, except that it may be terminated at any time with the consent of the Board of Trustees.
[5]	The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.35% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage. “Total managed assets” means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings).
[6]	Interest Expense on Borrowed Funds represents the Fund’s annualized interest expense based on the Fund’s total borrowings as of March 31, 2026 and the interest rate applicable on that date. The Fund’s credit facility is subject to floating interest rates and, therefore, the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings, variations in market interest rates and/or the Fund’s borrowings outstanding. If the Fund were to engage in greater levels of borrowings or pay higher interest rates in connection with such borrowings, the actual Interest Expense on Borrowed Funds incurred as a percentage of net assets would be higher than that shown in the table.
[7]	Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2026.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.
[9]	Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.